Commitments and Contingencies - Additional Information (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Loss Contingencies [Line Items]
Future minimum charter revenues next twelve months	$ 1,167,600
Commitments and contingencies
Clean Reaper [Member]
Loss Contingencies [Line Items]
Commitments and contingencies	16,880,000
Clean Fury [Member]
Loss Contingencies [Line Items]
Commitments and contingencies	$ 22,900,000